Consolidated Balance Sheets (Parenthetical) (GBP £) In Thousands, except Per Share data, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010
Shareholders' equity:
Preferred Shares, par value (in GBP)	£ 0.01	£ 0.01
Preferred Shares, authorized	25,000	25,000
Preferred Shares, issued
Preferred Shares, outstanding
Ordinary Shares , par value (in GBP)	£ 0.01	£ 0.01
Ordinary Shares, authorized	700,000	700,000
Ordinary Shares, issued	247,640	244,131
Ordinary Shares, outstanding	174,692	193,049
Treasury stock, at cost, ordinary shares	72,948	51,082